Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Payables [Abstract]
Trade payables		$ 10,667,780	$ 12,154,734
Accrued liabilities and other payables		11,211,335	5,841,675
Employee salaries and benefits payable		576,826	1,750,375
Short-term portion of long-term payables		244,908	135,211
Trade and other payables current	$ 21,984,254	$ 22,700,849	$ 19,881,995